Annual Total Returns (Vanguard Pacific Stock Index Fund - Institutional Shares Institutional) (Vanguard Pacific Stock Index Fund, Vanguard Pacific Stock Index Fund - Institutional Shares)	12 Months Ended
Oct. 31, 2012
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Annual Total Return
2012	15.67%
2011	(13.83%)
2010	16.03%
2009	21.19%
2008	(34.18%)
2007	4.81%
2006	12.21%
2005	22.87%
2004	19.00%
2003	38.65%